9. INTANGIBLE ASSETS: Shares and Warrants issued (Details)	12 Months Ended
Dec. 31, 2018 CAD ($) shares [1]
Issuance 1 for intangible assets
Sale of Stock, Transaction Date	Apr. 11, 2018
Sale of Stock, Description of Transaction	Company entered into an asset purchase agreement with Corozon Consulting Corporation for the acquisition of the Corozon Platform
Payments for Purchase of Other Assets	$ 50,000
Shares, Issued | shares	909,090
Stock Issued	$ 181,818
Issuance 2 for intangible assets
Sale of Stock, Transaction Date	Apr. 15, 2018
Sale of Stock, Description of Transaction	Company entered into a supply and distribution agreement with Emerald Health Therapeutics, Inc. (“Emerald”) to sell and distribute certain proprietary endocannabinoid-supporting products
Warrants issued | shares	3,030,303
Warrants issued, fair value	$ 510,878

[1]	See note 11.